Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	9 Months Ended
	Sep. 30, 2026 BRL (R$) item	Sep. 30, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 2,916,889	R$ 3,105,168
Payments	(55,334)	(194,708)
Provisions/(Reversals), net	(3,563)	(82,122)
Monetary and exchange rate variation, net	52,815	88,551
Provision Balance	2,910,807
Judicial deposits (3)	(157,059)		R$ (115,151)
Balance provision at the end for the period	2,753,748		2,801,738
Probable losses | Tax and social security
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	339,763	407,964
Payments	(4,002)	(71,692)
Provisions/(Reversals), net	(5,818)	(36,578)
Monetary and exchange rate variation, net	18,792	40,069
Provision Balance	348,735
Judicial deposits (3)	(32,912)		(31,579)
Balance provision at the end for the period	315,823		308,184
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	296,358	353,926
Payments	(32,390)	(113,840)
Provisions/(Reversals), net	(39,726)	(28,281)
Monetary and exchange rate variation, net	16,228	27,991
Provision Balance	319,922
Judicial deposits (3)	(60,622)		(62,334)
Balance provision at the end for the period	259,300		234,024
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	185,411	215,553
Payments	(18,942)	(9,176)
Provisions/(Reversals), net	(32,860)	(41,457)
Monetary and exchange rate variation, net	17,795	20,491
Provision Balance	217,124
Judicial deposits (3)	(63,525)		(21,238)
Balance provision at the end for the period	153,599		164,173
Probable losses | Classes of contingent liabilities [domain]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	2,095,357	2,127,725
Payments
Provisions/(Reversals), net	(70,331)	(32,368)
Monetary and exchange rate variation, net
Provision Balance	2,025,026
Balance provision at the end for the period	R$ 2,025,026		R$ 2,095,357
Possible losses and remote losses | Labor
Disclosure of other provisions [line items]
Number of Lawsuits | item	1,147		1,152
Possible losses and remote losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Number of Lawsuits | item	96		73
Possible losses and remote losses | Civil, environment and real estate | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 126,037		R$ 132,808
Possible losses and remote losses | Tax contingent liability | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 1,898,989		R$ 1,962,549